UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-07599

DOMINI INSTITUTIONAL TRUST

(Exact Name of Registrant as Specified in Charter)

536 Broadway, 7th Floor, New York, New York 10012

(Address of Principal Executive Offices)

Amy L. Domini

Domini Social Investments LLC

536 Broadway, 7th Floor

New York, New York 10012

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: January 31, 2007

Item 1.

Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 follows.

Domini Institutional Social Equity FundSM

Semi-Annual Report (Unaudited)

January 31, 2007

The Way You Invest Matters®

THIS PAGE INTENTIONALLY LEFT BLANK

TABLE OF CONTENTS

2	Letter From the President
4	Domini News
5	The Way You Invest Matters: Poverty
7	The Way You Invest Matters: Activism
Fund Performance and Holdings
8	Economic and Market Background
9	Performance Commentary
12	Expense Example
Domini Social Equity Trust
14	Portfolio of Investments
18	Statement of Assets and Liabilities
19	Statement of Operations
20	Statement of Changes in Net Assets
21	Financial Highlights
22	Notes to Financial Statements
Domini Institutional Social Equity Fund
24	Statement of Assets and Liabilities
25	Statement of Operations
26	Statement of Changes in Net Assets
27	Financial Highlights
28	Notes to Financial Statements
31	Proxy Voting Information
31	Quarterly Portfolio Schedule Information
Back Cover	For More Information

THE WAY YOU INVEST MATTERS

LETTER FROM THE PRESIDENT

Dear Fellow Shareholders:

With the launch of two more international funds in 2006, Domini Social Investments moved decisively into assessing corporate social responsibility at a global level. Our European and PacAsia funds are the only socially responsible regional funds offered by a U.S. investment advisor. Designing them has enabled us to address war, poverty, and environmental degradation — themes that are integrated throughout our Global Investment Standards — on a scale we have never before faced.

Social investing has always had an international dimension. In the 1980s, during the anti-apartheid movement, concerned investors pressed U.S. companies to report on their activities in South Africa. By applying clear behavior standards to the companies in their portfolios, investors played a key role in bringing about freedom for the South African majority. But the issues facing us now are myriad and complex.

Today we are called to action by the horrors of the ongoing genocide in Sudan. In a recent column, Nicholas Kristof of the New York Times encouraged readers to ask whether their investments are “helping finance the janjaweed militias that throw babies into bonfires in Darfur and Chad.” Though not usually a supporter of economic sanctions, Kristof argued that Sudan is “a rare instance where narrowly focused divestment makes practical as well as moral sense.”

We at Domini first spoke out on the Darfur genocide in early 2005. We sent out an Action Alert asking shareholders to join us in supporting economic sanctions and diplomatic initiatives to put pressure on the Sudanese government.* Like you, we do not wish to own companies that support or profit from unspeakable abuses of human dignity.

But social investing is not just about standing up against abuses. It is also about helping to create opportunities. By encouraging companies to offer fair wages, pay their fair share of taxes, work in partnership with community organizations, and take other initiatives, we can make a difference.

For example, a few years ago we learned that families of coffee growers in many countries were facing starvation because coffee prices had plunged. We began dialogue with one of the world’s largest coffee roasters. Eventually they agreed to begin buying Fair Trade Certified® coffee, paying growers a guaranteed minimum price for their crop. This shields farmers and their families from the fluctuations of the market, allows them to plan for the future, and helps make the coffee industry more sustainable. By investing internationally we will be able to find new ways of using our influence to make people’s lives better.

Direct community investing offers some of the most concrete and inspiring examples of investors’ power to transform lives and neighborhoods. In

THE WAY YOU INVEST MATTERS

2006, microfinance — one of the most targeted and effective forms of community investing — finally came to worldwide attention when Muhammad Yunus and Grameen Bank of Bangladesh won the Nobel Peace Prize. In his Nobel acceptance speech, Yunus said, “Once the poor can unleash their energy and creativity, poverty will disappear very quickly.”

In this report, we highlight companies in the Domini Funds that work to expand their business opportunities by drawing on that energy and creativity. The results are helping to alleviate poverty and encouraging sustainable economic development worldwide.

As a Domini shareholder, you are doing your part to help realize this vision. Thank you for your trust in us, and for your commitment to creating a better future for everyone.

Very truly yours,

Amy Domini

amy@domini.com

______________

*	To receive Action Alerts, visit www.domini.com, go to the “About Domini” section, and select “Domini Updates.”

THE DARFUR CRISIS

Perhaps the most urgent humanitarian crisis in the world is taking place in the Darfur region of Sudan. The genocidal violence by government-backed militias has included the mass murder of women and children, the destruction of villages, and the displacement of hundreds of thousands of Sudanese.

Domini’s Global Investment Standards express our fundamental commitment to building a world that values and protects human dignity. The Darfur crisis obliges us and other investors to look closely at not just whether, but also how, a company may pursue business activities in Sudan. In our evaluation, we consider the nature and extent of a company’s activities, whether it operates primarily outside government stronghold areas, whether the company has supported the efforts of humanitarian organizations working to address human rights abuses in Sudan, and whether the company has been transparent about its operations and their impact.

Our investment decisions are grounded in our standards and based upon our own research. We seek to avoid investing in companies whose activities provide direct or substantial indirect benefits to the Sudanese government, or that are complicit in human rights abuses in Sudan. To learn more about Domini’s policies, visit www.domini.com. For information on other ways you can help, visit www.savedarfur.org and www.sudandivestment.org.

THE WAY YOU INVEST MATTERS

DOMINI NEWS

Domini Named as World-Changing Company: Plenty magazine, in its February 2007 issue, honored Domini as one of 20 companies that are changing the world, citing our use of social and environmental investment standards, and our activism work with such companies as Coca-Cola, Dell, and JPMorgan Chase.

Domini Among “Most Activist”: Domini was one of only four fund families rated “most activist” in a comprehensive study of the proxy voting activity of 45 mutual fund families, conducted by The Corporate Library, a respected corporate governance expert. In 2001, Domini petitioned the SEC for the rule that now requires funds to disclose their votes, making such studies possible.

Active Management Strategy: On November 30, 2006, the Domini Social Equity Fund, formerly an index fund, transitioned to an active management strategy, combining Domini’s social and environmental research with Wellington Management’s quantitative stock selection and portfolio construction.

First Anniversary for European Fund: The Domini European Social Equity Fund completed its first year on October 3, 2006, and gained attention from Money magazine (January 2007) and the Wall Street Journal (January 4, 2007) for strong 2006 performance.

New International Funds: Domini launched two new international funds: Domini PacAsia Social Equity Fund and Domini EuroPacific Social Equity Fund. Domini is the only investment advisor in the U.S. to offer regional mutual funds that include social and environmental as well as financial standards.

Past performance is no guarantee of future results. The returns referenced above represent past performance after all expenses. Economic and market conditions change, and both will cause investment return, principal value, and yield to fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Certain fees payable during the period were waived, and the Fund’s total return would have been lower had these not been waived. Current performance may be lower or higher than the performance data referenced. For performance information current to the most recent month-end, call 1-800-762-6814 or visit www.domini.com. A 2.00% redemption fee is charged on sales or exchanges of shares made less than 60 days after the settlement of purchase or acquisition through exchange, with certain exceptions. Performance data referenced above does not reflect the deduction of this fee, which would reduce the performance quoted. See the Fund’s prospectus for further information. The Domini Funds are subject to market risks and are not insured. You may lose money.

Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing securities regulations and accounting standards, limited public information, possible changes in taxation, and periods of illiquidity.

THE WAY YOU INVEST MATTERS

THE WAY YOU INVEST MATTERS: POVERTY

In a world where more than a billion workers earn less than two dollars a day, alleviating poverty is the key to addressing sickness, malnutrition, illiteracy, and other critical and interrelated challenges.

Corporations, through their core business activities, can help lift people out of poverty in a number of ways: by avoiding harmful practices that impoverish struggling communities, by providing employment at a fair wage and products at a fair price, and by helping to enrich the communities on which they depend for their staff and their customers. Additional ways of supporting communities can include building partnerships with community organizations, engaging in creative philanthropy, working honestly and transparently with government, and paying a fair share of taxes. In this section, we profile companies that are making notable contributions to alleviating poverty.

As we have said many times, the social and environmental performance of large companies is often mixed and complex. Weighing the positives and negatives, Domini assesses corporate conduct across a broad range of issues, and engages with companies when we believe their behavior needs improvement.

Gilead Sciences

Along with the devastating human toll of HIV/AIDS comes a severe impact on the economic life of families and of countries. The vast majority of people living with AIDS are aged 15 to 49, in what would ordinarily be their prime working years. When breadwinners become sick or die, families sink into poverty. When a devastating disease becomes epidemic, widespread poverty follows in its path.

The U.S. pharmaceutical company Gilead Sciences has based its business model on creating and manufacturing drugs that treat infectious diseases, including AIDS and hepatitis, that disproportionately afflict developing countries. Doing business in developing markets is complex, however, and controversies can develop over issues such as the pricing of drugs and the conduct of clinical trials with weak government oversight.

In 97 developing countries, including every country in Africa, Gilead makes its primary HIV drugs, Truvada and Viread, available at no-profit prices. The company granted eight Indian drug companies the right to produce and sell generic versions of Viread. Gilead has also worked with the Bill and Melinda Gates Foundation and the Centers for Disease Control and Prevention to develop clinical trials of Viread for potential use as a preventive drug.

Procter & Gamble

In 2003, the price of coffee was near a 30-year low, and small coffee farmers could not earn the money they needed to feed their families, send

THE WAY YOU INVEST MATTERS

their children to school, buy essential medicines, and stay on their land. After an intensive dialogue that Domini helped lead, Procter & Gamble, one of the world’s largest coffee roasters, began to sell Fair Trade Certified® coffee. The Fair Trade certification system helps to alleviate poverty and hardship by guaranteeing farmers a minimum price per pound for their crop, and by supporting democratically managed cooperatives and more environmentally sound farming techniques.

Total Fair Trade coffee imports to the U.S. have increased from under 10 million pounds in 2002 to more than 60 million pounds in 2005, when imports reached a total retail value of about half a billion dollars. These imports have translated into more than $60 million in cumulative additional income to coffee farmers.

Procter & Gamble has also addressed poverty by promoting better health. Working with the Centers for Disease Control and Prevention, the company developed an easy-to-use water treatment system called PUR, which packages the chemicals used in municipal water systems into small packets or “sachets.” PUR has been used in Bangladesh, Botswana, Haiti, Iran, and Malawi — and in refugee camps in Chad for people fleeing genocide in Sudan.

Unlike other mutual funds, the Domini Institutional Social Equity Fund seeks to achieve its investment objectives by investing all of its investable assets in a separate portfolio with an identical investment objective called the Domini Social Equity Trust (DSET). References to the fund include the DSET unless the context otherwise requires.

The holdings discussed above can be found in the portfolio of the Domini Social Equity Trust, included herein. The composition of the Fund’s portfolio is subject to change.

The preceding profiles should not be deemed an offer to sell or a solicitation of an offer to buy the stock of any of the companies noted, or a recommendation concerning the merits of any of these companies as an investment.

6	The Way You Invest Matters: Poverty

THE WAY YOU INVEST MATTERS

THE WAY YOU INVEST MATTERS: ACTIVISM

As Domini shareholders, you make a difference in the world. By applying social and environmental standards to our holdings, Domini and its shareholders create accountability, encourage transparency, spur demand for more information, and reshape the way the world thinks about corporations and their role in our lives. By engaging in dialogue with the companies we invest in, filing shareholder resolutions, and actively voting our proxies, we make our voices heard on a wide range of issues. By investing in underserved communities, we help low-income people buy homes, start businesses, and revitalize their neighborhoods.

Here are a few recent highlights of Domini’s shareholder activism, which each year includes meetings with dozens of companies on a wide range of important issues. (For more information, visit our website, www.domini.com.)

Climate Change: As part of our work with the Carbon Disclosure Project, we contacted more than 200 U.S. and European companies, asking them to disclose their greenhouse gas emissions and climate change policies. Following Domini’s shareholder resolution, Devon Energy, the largest U.S-based independent oil and gas producer, committed to measure and publicly report its greenhouse gas emissions.

Forestry Practices: Greenpeace has charged Kimberly-Clark with buying wood fiber that is cut from old-growth forests in British Columbia. After meetings with Domini, the company commissioned a study to evaluate the feasibility of phasing out its use of wood fiber from sources not certified by the Forest Stewardship Council (FSC). The FSC certifies that wood is produced in a way that does not destroy habitat, pollute water, displace indigenous people, or harm wildlife.

Freedom of Expression on the Internet: Domini joined a multi-stakeholder group that is developing policies on Internet privacy and freedom of expression. The group includes Google, Microsoft, Vodafone, and Yahoo!, as well as human rights organizations and academics. Domini achieved a significant vote of 29% for a resolution (co-filed with Boston Common Asset Management) calling on Cisco Systems to address Internet censorship and surveillance under repressive regimes.

Political Contributions: Domini believes that shareholders have a right to know how the companies they own are influencing the political system. After a 33% vote for a resolution filed by Domini, Verizon committed to annual public disclosure of its political contributions. Hewlett-Packard also agreed to disclose its contributions, in exchange for withdrawal of our resolution (co-filed with Trillium Asset Management).

DOMINI INSTITUTIONAL SOCIAL EQUITY FUND

ECONOMIC AND MARKET BACKGROUND

United States Markets Financial markets in the U.S. were generally strong in the six months ended January 31, 2007, with the S&P 500 Index returning 13.75%.

At least in part, this performance reflects a renewed focus by investors on corporate results. During the third quarter of 2006, more than 70% of the companies in the S&P 500 reported earnings above consensus expectations. The six-month period also saw a reversal in the long rise of crude oil prices, in part because of unusually warm weather in the U.S. and Europe, resulting in underperformance for energy stocks.

After five years of economic growth without a sustained increase in wages, the share of U.S. economic production going to workers’ pay and benefits has fallen to its lowest level in 40 years. Recent hopeful signs of change, however, have included an uptick in wages and a likely increase in the federal minimum wage. And excessive CEO compensation attracted more attention, with the sudden departures of highly paid CEOs at Home Depot and Pfizer and the introduction of improved disclosure requirements and a bill that would require a shareholder advisory vote on executive compensation.

In recent months, housing starts dropped to their lowest number since 2000. This may point to a softening of home prices, with homeowners less able (or less willing) to borrow against the value of their homes. Since mortgage and home equity loan borrowings have been fueling consumer spending, which in turn has been an important economic driver, there could be a negative impact on economic growth during 2007.

Recent Developments In late February, after the end of the period covered by this report, stock markets in the U.S., Europe, and Asia declined, in volatility driven not by a specific event but by concern over a variety of risks. At the time of writing, it remains unclear whether this will be a brief interruption within a persistent bull market or the beginning of a meaningful correction. As always, the Fund’s manager and submanager continue to monitor market developments closely, focusing on the Fund’s long-term investment objectives.

DOMINI INSTITUTIONAL SOCIAL EQUITY FUND

PERFORMANCE COMMENTARY

For the six months ended January 31, 2007, the Fund returned 15.64%, outperforming the S&P 500 Index return of 13.75%. Because a significant transition in the Fund’s management approach occurred during the period, we will divide our discussion of performance into two parts.

During the four months ended November 29, 2006, the Fund was managed as an index fund. In this period, the Fund’s performance was helped by its underweighting to the energy sector, which underperformed as oil and gas prices declined, and its overweighting to the information technology sector. Stocks that helped performance included Microsoft and Cisco Systems, which returned 22.9% and 50.5%, respectively, for the period. In the same four-month period, the Fund’s performance was hurt by an overweighting in the consumer staples sector and by stock selection within the financials sector.

On November 30, 2006, the Fund transitioned to an active investment strategy, and Wellington Management Company became the Fund’s submanager. During December, the Fund’s performance of 1.60% outpaced that of the S&P 500, which returned 1.40%. The Fund’s outperformance continued with a total return of 2.27% in January, versus 1.51% for the index.

In December and January, as in many recent periods, the energy sector played a key role in Fund performance. Starting in 2002, the price of crude oil rose dramatically from under $20 per barrel to a high in mid-2006 of nearly $80 a barrel. Oil stocks, many of which are ineligible for Fund investment, performed extremely well as a result. More recently, however, oil prices have come back down to $50-$60 a barrel. During this two-month period, energy was the only sector in the S&P to produce a negative total return, and the Fund’s performance was helped by its underweighting to the sector (now based on an active investment decision rather than on index construction), including the omission of ExxonMobil for social and environmental reasons. Under the Fund’s new strategy, stock selection helped performance in other sectors, including industrials (where Navistar and Cummins were particularly strong) and consumer staples (where Kroger and Estée Lauder were notable).

Holdings that hurt performance during this two-month period included technology companies like Symantec, Lexmark, and Motorola.

The Domini Institutional Social Equity Fund invests in the Domini Social Equity Trust. The table and bar chart below provide information as of January 31, 2007, about the ten largest holdings of the Domini Social Equity Trust and its portfolio holdings by industry sector:

TEN LARGEST HOLDINGS

COMPANY	% NET ASSETS
Citigroup Inc.	4.35%
AT&T Inc.	4.18%
Bank of America Corporation	3.73%
Johnson & Johnson	3.62%
Intl Business Machines Corp.	3.47%
JP Morgan Chase & Co.	3.35%
Hewlett-Packard Company	2.94%
Goldman Sachs Group Inc.	2.77%
Merck & Co. Inc.	2.67%
Microsoft Corp.	2.38%

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS)

______________

The holdings mentioned above are described in the Domini Social Equity Trust’s Portfolio of Investments at January 31, 2007, included herein. The composition of the Trust’s portfolio is subject to change.

10	Domini Institutional Social Equity Fund — Performance Commentary

AVERAGE ANNUAL TOTAL RETURNS

		Domini Institutional Social Equity Fund (DIEQX)	S&P 500
	1 Year	13.07%	15.79%
As of	5 Year	5.32%	6.19%
12-31-06	10 Year	8.24%	8.42%
	Since Inception(1)	10.54%	10.82%
	1 Year	13.21%	14.51%
As of	5 Year	5.87%	6.82%
1-31-07	10 Year	7.71%	7.92%
	Since Inception(1)	10.64%	10.87%

COMPARISON OF $10,000 INVESTMENT IN THE

DOMINI INSTITUTIONAL SOCIAL EQUITY FUND AND S&P 500

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. Economic and market conditions change, and both will cause investment return, principal value, and yield to fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance information current to the most recent month-end, call 1-800-582-6757 or visit www.domini.com. A 2.00% redemption fee is charged on sales or exchanges of shares made less than 60 days after the settlement of purchase or acquisition through exchange, with certain exceptions. Performance data quoted above does not reflect the deduction of this fee, which would reduce the performance quoted. See the Fund’s prospectus for further information.

The table and the graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for the Domini Institutional Social Equity Fund is based on the Fund’s net asset values and assumes all dividends and capital gains were reinvested. An investment in the Fund is not a bank deposit and is not insured. You may lose money. Certain fees payable by the Fund were waived during the period, and the Fund’s average annual total returns would have been lower had these not been waived.

The Standard & Poor’s 500 Index (S&P 500) is an unmanaged index of common stocks. Investors cannot invest directly in the S&P 500.

______________

(1)

The Domini Institutional Social Equity Fund, which commenced operations on May 30, 1996, invests all of its assets in the Domini Social Equity Trust (DSET), which has the same investment objectives as the Fund. The DSET commenced operations on June 3, 1991. Performance prior to the Fund’s commencement of operations is the performance of the DSET adjusted for expenses of the Fund.

This material must be preceded or accompanied by the Fund’s current prospectus. DSIL Investment Services LLC, Distributor. 03/07

Domini Institutional Social Equity Fund — Performance Commentary	11

DOMINI INSTITUTIONAL SOCIAL EQUITY FUND

EXPENSE EXAMPLE

As a shareholder of the Domini Institutional Social Equity Fund, you incur two types of costs:

•	Transaction costs such as redemption fees deducted from any redemption or exchange proceeds if you sell or exchange shares of the Fund after holding them less than 60 days
•	Ongoing costs, including management fees and other Fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2006, and held through January 31, 2007.

Actual Expenses

The line of the table captioned “Actual Expenses” below provides information about actual account value and actual expenses. You may use the information in this line, together with the amount invested, to estimate the expenses that you paid over the period as follows:

•	Divide your account value by $1,000.
•	Multiply your result in step 1 by the number in the first line under the heading “Expenses Paid During Period” in the table.
•	The result equals the estimated expenses you paid on your account during the period.

Hypothetical Expenses

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s return. The hypothetical account values and expenses may not be used to estimate actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Domini Institutional Social Equity Fund	Beginning Account Value as of 8/1/2006	Ending Account Value as of 1/31/2007	Expenses Paid During Period* 8/1/2006 – 1/31/2007
Actual Expenses	$1,000.00	$1,156.40	$2.50
Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,022.89	$2.35

______________

*

Expenses are equal to the Fund’s annualized expense ratio of 0.46% multiplied by average account value over the period, multiplied by 184, and divided by 365. The example reflects the aggregate expenses of the Fund and the Domini Social Equity Trust, the underlying portfolio in which the Fund invests.

Domini Institutional Social Equity Fund — Expense Example	13

DOMINI SOCIAL EQUITY TRUST

PORTFOLIO OF INVESTMENTS

JANUARY 31, 2007 (UNAUDITED)

SECURITY	SHARES	VALUE
Consumer Discretionary – 11.5%
American Eagle Outfitters Inc.	375,750	$12,166,785
AutoZone, Inc. (a)	54,047	6,789,925
Best Buy Co., Inc.	858	43,243
Bright Horizons Family Solutions, Inc. (a)	443	17,352
CBS Corporation, Class B	989,200	30,833,364
Comcast Corporation, Class A (a)	112,700	4,994,864
Disney (Walt) Company (The)	5,337	187,702
Family Dollar Stores Inc.	123,071	3,987,500
Gap Inc.	2,187	41,925
Home Depot, Inc. (The)	3,344	136,235
Horton (D.R.), Inc.	1,975	57,394
Interface, Inc., Class A (a)	1,268	19,299
Johnson Controls, Inc.	818	75,632
Kohl’s Corporation (a)	385,100	27,307,441
Limited Brands	868	24,252
Lowe’s Companies, Inc.	2,686	90,545
McDonald’s Corporation	168,474	7,471,822
McGraw-Hill Companies	1,512	101,425
Meredith Corporation	623	36,732
NIKE, Inc., Class B	1,194	117,979
Nordstrom, Inc.	403,603	22,484,723
Penney (J.C.) Company, Inc.	111,417	9,051,517
Pulte Homes, Inc.	1,594	54,738
Radio One, Inc. (a)	2,279	16,682
Scholastic Corporation (a)	310,022	10,959,278
Staples, Inc. (a)	1,858	47,788
Starbucks Corporation (a)	2,378	83,087
Target Corporation	1,736	106,521
Time Warner, Inc.	9,376	205,053
Washington Post Company, Class B	95	72,457
Wendy’s International, Inc.	1,823	61,909
Whirlpool Corporation	222,063	20,303,220
		157,948,389
Consumer Staples – 8.7%
Avon Products, Inc.	1,706	$58,669
Campbell Soup Company	703,695	27,078,184
Church & Dwight Co., Inc.	585	26,506
Coca-Cola Company	327,684	15,689,510
Colgate-Palmolive Company	1,796	122,667
CVS Corporation	1,905	64,103
Estée Lauder Companies, Inc. (The), Class A	619,149	29,409,578
Green Mountain Coffee, Inc. (a)	322	19,034
Hershey Foods Corporation	1,736	88,605
Kimberly-Clark Corporation	1,456	101,046
Kroger Company	1,228,977	31,461,811
PepsiCo, Inc.	4,153	270,942
Procter & Gamble Company	233,101	15,121,262
Smucker (J.M.) Company	1,241	58,935
SunOpta Inc. (a)	2,500	27,150
United Natural Foods, Inc. (a)	732	24,185
Walgreen Company	1,964	88,969
Wild Oats Markets, Inc. (a)	1,259	18,294
		119,729,450
Energy – 5.3%
Anadarko Petroleum Corporation	4,618	202,038
Apache Corporation	5,462	398,562
Devon Energy Corporation	3,970	278,257
EOG Resources, Inc.	3,008	207,943
Metretek Technologies, Inc. (a)	1,700	22,100
Noble Energy, Inc.	101,183	5,404,184
Overseas Shipholding Group, Inc.	335,900	20,869,467
Unit Corporation (a)	494,200	23,958,816
XTO Energy Inc.	427,716	21,586,827
		72,928,194

DOMINI SOCIAL EQUITY TRUST / PORTFOLIO OF INVESTMENTS (CONTINUED)

JANUARY 31, 2007 (UNAUDITED)

SECURITY	SHARES	VALUE
Financials – 27.0%
Allstate Life Insurance Company	58,200	$3,501,312
American Express Company	3,876	225,661
Assurant, Inc.	218,600	12,149,788
Bank of America Corporation	979,600	51,507,368
Chubb Corporation	191,666	9,974,299
Citigroup Inc.	1,087,400	59,948,361
Fannie Mae	336,116	19,000,637
FirstFed Financial Corp. (a)	94,000	6,481,300
Freddie Mac	2,222	144,274
Goldman Sachs Group, Inc. (The)	180,300	38,252,448
Hartford Financial Services Group (The)	104,738	9,940,684
Heartland Financial USA, Inc.	498	14,238
KeyCorp	89,592	3,419,727
Lehman Brothers Holdings Inc.	2,000	164,480
Medallion Financial Corp.	1,275	14,395
Morgan (J.P.) Chase & Co.	906,630	46,174,666
Nationwide Financial Services, Inc., Class A	441,000	24,100,650
PMI Group, Inc. (The)	342,500	16,378,350
Popular Inc.	4,111	75,067
Principal Financial Group, Inc.	321,360	19,798,990
Prudential Financial, Inc.	3,200	285,216
St. Paul Travelers Companies, Inc. (The)	447,852	22,773,273
SunTrust Banks, Inc.	323,626	26,893,320
U.S. Bancorp	5,163	183,803
Wachovia Corporation	4,083	230,690
Washington Mutual, Inc.	4,331	193,119
Wells Fargo & Company	6,826	245,190
		372,071,306
Health Care – 11.4%
Amgen, Inc. (a)	150,766	10,609,403
Applera Corp.-Applied Biosystems Group	136,000	4,727,360
Baxter International, Inc.	425,322	21,121,491
Becton Dickinson and Company	2,202	$169,422
Conceptus, Inc. (a)	1,100	25,509
Forest Laboratories, Inc. (a)	69,586	3,904,470
Genentech, Inc. (a)	1,600	139,792
Gilead Sciences (a)	77,605	4,991,554
Invacare Corporation	1,260	27,203
Johnson & Johnson	747,024	49,901,203
Medtronic, Inc.	3,455	184,670
Merck & Co., Inc.	823,602	36,856,190
Thermo Electron Corporation (a)	246,581	11,798,901
Zimmer Holdings, Inc. (a)	146,743	12,358,695
		156,815,863
Industrials – 6.6%
3M Company	2,664	197,935
Baldor Electric Company	1,190	42,031
Brady Corporation, Class A	654	24,492
Cooper Industries, Inc., Class A	1,193	109,028
Cummins, Inc.	199,916	26,900,697
Donnelley (R.R.) & Sons Company	2,118	78,578
Emerson Electric Company	4,408	198,228
Evergreen Solar, Inc (a)	1,700	14,264
FedEx Corporation	628	69,331
Fuel Tech, Inc. (a)	700	20,153
FuelCell Energy, Inc. (a)	2,600	17,186
Granite Construction Incorporated	737	39,474
Herman Miller, Inc.	896	33,690
Illinois Tool Works, Inc.	2,800	142,772
JetBlue Airways Corporation (a)	2,293	31,368
Kadant Inc. (a)	627	17,148
Monster Worldwide (a)	835	41,257
Navistar International Corporation (a)	263,000	11,635,120
PACCAR Inc.	146,700	9,809,829
Pitney Bowes, Inc.	1,457	69,747
Ryder System, Inc.	479,584	26,156,511
Southwest Airlines Co.	3,478	52,518
Tennant Company	1,296	40,072

DOMINI SOCIAL EQUITY TRUST / PORTFOLIO OF INVESTMENTS (CONTINUED)

JANUARY 31, 2007 (UNAUDITED)

SECURITY	SHARES	VALUE
Industrials (Continued)
Trex Company, Inc. (a)	888	$23,763
United Parcel Service, Inc., Class B	1,873	135,380
YRC Worldwide Inc. (a)	344,779	15,290,949
		91,191,521
Information Technology – 17.0%
Alliance Data Systems Corporation (a)	89,100	6,052,563
Apple Computer, Inc. (a)	1,312	112,478
Applied Materials, Inc.	740,100	13,121,973
Cisco Systems, Inc. (a)	8,816	234,417
Dell Inc. (a)	4,184	101,462
eBay Inc. (a)	2,176	70,481
Google Inc., Class A (a)	300	150,390
Hewlett-Packard Company	935,847	40,503,458
Intel Corporation	10,039	210,417
International Business Machines Corporation	482,800	47,869,619
Itron, Inc. (a)	445	25,650
Jabil Circuit, Inc.	1,500	35,985
Juniper Networks, Inc. (a)	1,900	34,428
LAM Research Corporation (a)	338,900	15,525,009
Lexmark International Group, Inc. (a)	353,850	22,303,166
MEMC Electronic Materials, Inc. (a)	93,000	4,873,200
Micron Technology, Inc. (a)	1,283,052	16,615,523
Microsoft Corporation	1,065,852	32,892,193
Motorola, Inc.	5,000	99,250
Power Integrations, Inc. (a)	600	13,608
Qualcomm, Inc.	3,434	129,324
SunPower Corporation (a)	400	17,720
Symantec Corporation (a)	1,276,846	22,612,943
Texas Instruments, Inc.	3,628	113,157
Western Digital Corporation (a)	526,800	$10,325,280
Xerox Corporation (a)	3,698	63,606
		234,107,300
Materials – 1.3%
Airgas, Inc.	1,159	48,238
Ecolab, Inc.	1,757	77,132
International Paper Company	3,000	101,100
MeadWestvaco Corp.	2,666	80,353
Nucor Corporation	156,016	10,069,272
Rock-Tenn Company, Class A	592	19,370
Rohm & Haas Company	1,510	78,611
Schnitzer Steel Industries Inc., Class A	1,269	48,857
Sonoco Products Company	1,260	48,510
Valspar Corporation	320,998	9,045,724
		19,617,167
Telecommunication Services – 6.0%
Alltel Corporation	74,900	4,590,621
AT&T Inc.	1,531,204	57,619,206
CenturyTel, Inc.	451,900	20,263,196
Sprint Corp. – FON Group	5,159	91,985
Verizon Communications	5,138	197,916
		82,762,924
Utilities – 4.5%
Energen Corporation	363,147	16,806,443
OGE Energy Corporation	430,182	16,656,647
ONEOK, Inc.	294,500	12,636,995
UGI Corporation	563,800	15,453,758
WGL Holdings	8,577	271,291
		61,825,134
Total Investments — 99.3% (Cost $1,215,349,476)		1,368,997,248
Other Assets, less liabilities — 0.7%		10,193,118
Net Assets — 100.0%		$1,379,190,366

______________

(a)	Non-income producing security.
(b)

The aggregate cost for federal income tax purposes is $1,330,674,418. The aggregate gross unrealized appreciation is $53,931,600 and the aggregate gross unrealized depreciation is $15,608,770, resulting in net unrealized appreciation of $38,322,830.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY TRUST

STATEMENT OF ASSETS AND LIABILITIES

JANUARY 31, 2007 (UNAUDITED)

ASSETS:
Investments at cost	$1,215,349,476
Investments at value	$1,368,997,248
Cash	5,260,036
Receivable for securities sold	69,541,040
Dividend and tax reclaim receivables	1,359,483
Total assets	1,445,157,807
LIABILITIES:
Payable for securities purchased	65,571,306
Management fee payable	349,007
Other accrued expenses	47,128
Total liabilities	65,967,441
NET ASSETS APPLICABLE TO INVESTORS’ BENEFICIAL INTERESTS	$1,379,190,366

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY TRUST

STATEMENT OF OPERATIONS

SIX MONTHS ENDED JANUARY 31, 2007 (UNAUDITED)

INVESTMENT INCOME:
Dividends	$12,766,080
EXPENSES:
Management fee	1,668,808
Custody fees	215,308
Professional fees	76,926
Trustees fees	27,219
Miscellaneous	27,189
Total expenses	2,015,450
Fees paid indirectly	(120,919)
Fees waived	(83,266)
Net expenses	1,811,265
NET INVESTMENT INCOME (LOSS)	10,954,815
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS:
Net realized gain (loss) from investments	325,596,363
Net change in unrealized appreciation (depreciation)	(127,833,159)
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS	197,763,204
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$208,718,019

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY TRUST

STATEMENT OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED JANUARY 31, 2007 (UNAUDITED)	YEAR ENDED JULY 31, 2006
INCREASE IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$10,954,815	$22,399,802
Net realized gain (loss)	325,596,363	(38,712,595)
Net change in unrealized appreciation (depreciation)	(127,833,159)	38,008,922
Net Increase (Decrease) in Net Assets Resulting from Operations	208,718,019	21,696,129
TRANSACTIONS IN INVESTORS’ BENEFICIAL INTEREST:
Additions	13,636,418	245,457,285
Reductions	(250,784,957)	(471,501,091)
Net Increase (Decrease) in Net Assets from Transactions in Investors’ Beneficial Interests	(237,148,539)	(226,043,806)
Total (Decrease) Increase in Net Assets	(28,430,520)	(204,347,677)
NET ASSETS:
Beginning of period	1,407,620,886	1,611,968,563
End of period	$1,379,190,366	$1,407,620,886

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY TRUST

FINANCIAL HIGHLIGHTS

	SIX MONTHS ENDED JANUARY 31, 2007 (UNAUDITED)		YEAR ENDED JULY 31,
			2006		2005		2004		2003		2002
Net assets (in millions)	$1,379		$1,408		$1,612		$1,527		$1,318		$1,239
Total return	15.84%		1.46%		11.48%		12.01%		12.13%		(22.71)%
Ratio of net investment income (loss) to average net assets (annualized)	1.53%		1.48%		1.92%		1.25%		1.32%		1.02%
Ratio of expenses to average net assets (annualized)	0.27	%(1)(2)	0.22	%(2)	0.23	%(2)	0.24	%(2)	0.23	%(1)(2)	0.22	%(2)
Portfolio turnover rate	82%		12%		9%		8%		8%		13%

(1)

Reflects an expense reimbursement and fee waiver by the Manager of 0.01% for the six months ended January 31, 2007 and 0.01% for the year ended July 31, 2003. Had the Manager not waived its fee and reimbursed expenses, the ratio of expenses to average net assets would have been 0.28% for the six months ended January 31, 2007 and 0.24% for the year ended July 31, 2003.

(2)

Ratio of expenses to average net assets does not include indirectly paid expenses. Including indirectly paid expenses, the expense ratios would have been 0.25% for the six months ended January 31, 2007, and 0.21%, 0.22%, 0.24%, 0.23%, and 0.22% for the years ended July 31, 2006, 2005, 2004, 2003, and 2002, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2007 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Social Equity Trust (formerly Domini Social Index Trust) (the “Portfolio”) is a series of the Domini Social Trust (formerly Domini Social Index Portfolio) (the “Trust”) which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and was organized as a trust under the laws of the State of New York on June 7, 1989. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio. The Portfolio seeks to provide its shareholders with long-term total return.

The Portfolio was designated as a series of the Trust on June 7, 1989, and began investment operations on June 3, 1991. The Portfolio invests primarily in stocks of U.S. companies that meet Domini’s social and environmental standards.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Trusts’ significant accounting policies.

(A) Valuation of Investments. The Portfolio values securities listed or traded on national securities exchanges at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the “NOCP”). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Portfolio’s Board of Trustees.

(B) Investment Transactions and Investment Income. Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

(C) Federal Taxes. The Portfolio will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, investors in the Portfolio will be taxed on their share of the Portfolio’s ordinary income and capital gains. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

2. TRANSACTIONS WITH AFFILIATES

(A) Manager. Domini Social Investments LLC (Domini) is registered as an investment advisor under the Investment Advisers Act of 1940. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Portfolio. For its services under the Management Agreement, Domini receives from the Portfolio a fee accrued daily and paid monthly at the annual rate below of the Portfolio’s average daily net assets before any fee waivers:

Domini Social Equity Trust	0.20% of the first $2 billion of net assets managed,
(prior to November 30, 2006)	0.19% of the next $500 million of net assets managed, and
0.18% of net assets managed in excess of $2.5 billion
Domini Social Equity Trust	0.30% of the first $2 billion of net assets managed,
(effective November 30, 2006)	0.29% of the next $1 billion of net assets managed, and
0.28% of net assets managed in excess of $3 billion

(B) Submanager. Wellington Management Company, LLP (Wellington) provides investment submanagement services to the Portfolio on a day-to-day basis pursuant to a Submanagement Agreement with Domini. Domini pays Wellington from its management fee. Prior to November 30, 2006, SSgA Funds Management, Inc. provided these services to the Domini Social Equity Trust.

3. INVESTMENT TRANSACTIONS

For the period ended January 31, 2007, cost of purchases and proceeds from sales of investments, other than U.S. government securities and short-term obligations, were as follows:

	PURCHASES	SALES
Domini Social Equity Trust	$1,155,775,902	$1,386,728,695

Per the Portfolio’s arrangement with Investors Bank & Trust (“IBT”), credits realized as a result of uninvested cash balances are used to reduce a portion of the Trust’s expenses. For the period ended January 31, 2007, custody fees of the Portfolio, under these arrangements, were reduced by $120,919.

Domini Social Equity Trust — Notes to Financial Statements	23

DOMINI INSTITUTIONAL SOCIAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

JANUARY 31, 2007 (UNAUDITED)

ASSETS:
Investment in Domini Social Equity Trust, at value	$189,998,774
Receivable for capital shares	39,942
Total assets	190,038,716
LIABILITIES:
Payable for capital shares	77,392
Sponsor fee payable	28,873
Other accrued expenses	14,642
Total liabilities	120,907
NET ASSETS	$189,917,809
NET ASSETS CONSIST OF:
Paid-in capital	$245,528,051
Undistributed net investment income	140,675
Accumulated net realized loss from Portfolio	(10,500,526)
Net unrealized depreciation from Portfolio	(45,250,391)
NET ASSETS	$189,917,809
Shares outstanding	9,176,998

NET ASSET VALUE AND OFFERING PRICE PER SHARE* ($189,917,809 ÷ 9,176,998 outstanding shares of beneficial interest).	$20.69

______________

*	Redemption price is equal to net asset value less any applicable redemption fees retained by the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INSTITUTIONAL SOCIAL EQUITY FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2007 (UNAUDITED)

INCOME:
Investment income from Portfolio	$2,019,573
Expenses from Portfolio	(279,857)
Net investment income from Portfolio	1,739,716
EXPENSES:
Sponsor fee	298,500
Printing	42,280
Professional fees	22,000
Registration fees	10,427
Accounting fees	6,721
Trustees fees	4,325
Miscellaneous	3,929
Transfer agent fees	627
Total expenses	388,809
Fees waived	(144,564)
Net expenses	244,245
NET INVESTMENT INCOME	1,495,471
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM PORTFOLIO:
Net realized gain from Portfolio	46,387,755
Net change in unrealized appreciation (depreciation) from Portfolio	(14,367,231)
Net realized and unrealized gain from Portfolio	32,020,524
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,515,995

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INSTITUTIONAL SOCIAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED JANUARY 31, 2007 (UNAUDITED)	YEAR ENDED JULY 31, 2006
INCREASE/(DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income	$1,495,471	3,164,046
Net realized gain (loss) from Portfolio	46,387,755	(6,123,004)
Net change in unrealized appreciation (depreciation) from Portfolio	(14,367,231)	4,520,793
Net Increase in Net Assets Resulting from Operations	33,515,995	1,561,835
DISTRIBUTIONS AND/OR DIVIDENDS:
Dividends to shareholders from net investment income	(1,712,202)	(3,056,019)
Net Decrease in Net Assets from Dividends and/or Distributions	(1,712,202)	(3,056,019)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	10,429,291	55,201,559
Net asset value of shares issued in reinvestment of dividends and distributions	1,377,946	2,550,347
Redemption fees	—	307
Payments for shares redeemed	(89,021,250)	(65,297,569)
Net Decrease in Net Assets from Capital Share Transactions	(77,214,013)	(7,545,356)
Total Decrease in Net Assets	(45,410,220)	(9,039,540)
NET ASSETS:
Beginning of period	235,328,029	244,367,569
End of period (including undistributed net investment income of $140,675 and $357,406, respectively)	$189,917,809	$235,328,029
CAPITAL SHARE TRANSACTIONS IN SHARES:
Sold	533,455	2,969,540
Issued in reinvestment of distributions and/or dividends	69,519	139,512
Redeemed	(4,472,062)	(3,606,716)
Net Decrease	(3,869,088)	(497,664)

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INSTITUTIONAL SOCIAL EQUITY FUND

FINANCIAL HIGHLIGHTS

	SIX MONTHS ENDED JANUARY 31, 2007 (UNAUDITED)		YEAR ENDED JULY 31,
			2006		2005		2004		2003		2002
For a share outstanding for the period:
Net asset value, beginning of period	$18.04		$18.04		$16.52		$14.90		$13.51		$18.53
Income/(loss) from investment operations:
Net investment income	0.15		0.23		0.30		0.18		0.19		0.17
Net realized and unrealized gain/(loss) on investments	2.66		(0.01)		1.54		1.60		1.41		(4.28)
Total income/(loss) from investment operations	2.81		0.22		1.84		1.78		1.60		(4.11)
Less dividends and distributions:
Dividends to shareholders from net investment income	(0.16)		(0.22)		(0.32)		(0.16)		(0.21)		(0.16)
Distributions to shareholders from net realized gain	—		—		—		—		—		(0.75)
Total dividends and distributions	(0.16)		(0.22)		(0.32)		(0.16)		(0.21)		(0.91)
Redemption fee proceeds*	—	**	—	**	—	**	—	**	—		—
Net asset value, end of period	$20.69		$18.04		$18.04		$16.52		$14.90		$17.79
Total return	15.64%		1.22%		11.22%		11.97%		12.05%		(23.05)%
Portfolio turnover†	82%		12%		9%		8%		8%		13%
Ratio/supplemental data (annualized):
Net assets, end of year (in millions)	$190		$235		$244		$199		$190		$243
Ratio of expenses to average net assets	0.46	%(1)	0.40	%(1)	0.39	%(1)	0.37	%(1)	0.30	%(1)	0.30	%(1)
Ratio of net investment income to average net assets	1.32%		1.30%		1.77%		1.13%		1.24%		0.93%

*	Redemption fee instituted on December 1, 2003.
**	Amount represents less than 0.005 per share.
†	For the Portfolio in which the Fund invests.
(1)

Reflects a waiver of fees by the Manager of the Portfolio and the Sponsor of the Fund. Had the Manager and the Sponsor not waived their fees, the ratio of expenses to average net assets would have been 0.60% for the six months ended January 31, 2007 and 0.50%, 0.51%, 0.54%, 0.53%, and 0.50%, for the years ended July 31, 2006, 2005, 2004, 2003, and 2002, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INSTITUTIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2007 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Institutional Social Equity Fund is a series of the Domini Institutional Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund invests substantially all of its assets in the Domini Social Equity Trust (formerly Domini Social Index Trust) (the “Portfolio”), a diversified, open-end management investment company having the same investment objectives as the Fund. The Portfolio is a series of Domini Social Trust (formerly Domini Social Index Portfolio). The value of such investment reflects the Fund’s proportionate interest in the net assets of the Portfolio (approximately 13.8% at January 31, 2007). The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund’s significant accounting policies.

(A) Valuation of Investments. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(B) Investment Income and Dividends to Shareholders. The Fund earns income daily, net of portfolio expenses, on its investments in the Portfolio. Dividends to shareholders are usually declared and paid quarterly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

(C) Federal Taxes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

(D) Other. All net investment income and realized and unrealized gains and losses of the Portfolio are allocated pro rata on a daily basis among the Fund and the other investors in the Portfolio.

(E) Redemption Fees. Redemptions and exchanges of Fund shares held less than 60 days may be subject to the Fund’s redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund.

2. TRANSACTIONS WITH AFFILIATES

(A) Manager. The Portfolio has retained Domini Social Investments LLC (Domini) to serve as investment manager and administrator. The services provided by and fees paid to Domini under the Management Agreement are discussed in Note 2(A) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this Report.

(B) Submanager. Wellington Management Company, LLP (Wellington) provides investment submanagement services to the Portfolio on a day-to-day basis pursuant to a Submanagement Agreement with Domini. Prior to November 30, 2006, SSgA Funds Management, Inc. was the submanager for the Domini Social Equity Trust.

(C) Sponsor. Pursuant to a Sponsorship Agreement, Domini provides the Fund with the administrative personnel and services necessary to operate the Fund. In addition to general administrative services and facilities for the Fund similar to those provided by Domini to the Portfolio under the Management Agreement, Domini answers questions from the general public and the media regarding the securities holdings of the Portfolio. For these services and facilities, Domini receives fees accrued daily and paid monthly from the Fund at an annual rate equal to 0.45% of the first $2.0 billion of net assets managed, 0.44% of the next $1.0 billion of net assets managed, and 0.43% of net assets managed in excess of $3.0 billion.

Domini Institutional Social Equity Fund — Notes to Financial Statements	29

Effective November 30, 2006, Domini has reduced its fee to the extent necessary to keep the aggregate annual operating expenses of the Fund at no greater than 0.65% of the average daily net assets of the Fund. For the period prior to November 30, 2006, Domini capped aggregate annual operating expenses at 0.40%. The waiver currently in effect is contractual and expires on November 30, 2007, absent an earlier modification by the Board of Trustees, which oversees the Fund. A similar fee waiver arrangement was in effect in prior periods. For the year ended January 31, 2007, Domini waived fees totaling $144,564.

3. INVESTMENT TRANSACTIONS

For the year ended July 31, 2007, additions and reductions in the Fund’s investment in the Portfolio aggregated $10,391,429 and $89,572,472, respectively.

30	Domini Institutional Social Equity Fund — Notes to Financial Statements

PROXY VOTING INFORMATION

The Domini Funds have established Proxy Voting Policies and Procedures that the Funds use to determine how to vote proxies relating to portfolio securities. The Domini Funds’ Proxy Voting Policies and Procedures are available, free of charge, by calling 1-800-762-6814, by visiting www.domini.com/shareholder-advocacy/Proxy-Voting/index.htm, or by visiting the EDGAR database on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. All proxy votes cast for the Domini Funds are posted to Domini’s website on an ongoing basis over the course of the year. An annual record of all proxy votes cast for the Funds during the most recent 12-month period ended June 30 can be obtained, free of charge, at www.domini.com, and on the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION

The Domini Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Domini Funds’ Forms N-Q are available on the EDGAR database on the SEC’s website at www.sec.gov. These Forms may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is also available to be viewed at www.domini.com.

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DOMINI FUNDS
P.O. Box 9785
Providence, RI 02940-9785
1-800-582-6757
www.domini.com

Investment Manager and Sponsor:
Domini Social Investments LLC
536 Broadway, 7th Floor
New York, NY 10012

Investment Submanager:
Wellington Management Company, LLP
75 State Street
Boston, MA 02109

Distributor:
DSIL Investment Services LLC
536 Broadway, 7th Floor
New York, NY 10012
1-800-762-6814

Transfer Agent:
PFPC Inc.
760 Moore Road
King of Prussia, PA 19406

Custodian:
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

Independent Registered Public Accounting Firm:
KPMG LLP
99 High Street
Boston, MA 02110

Legal Counsel:
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

CUSIP# 257131102
Printed on recycled paper

Item 2.

Code of Ethics.

(a)

Not applicable to a semi-annual report.

(c)

Not applicable.

(d)

Not applicable.

Item 3.

Audit Committee Financial Expert.

Not applicable to a semi-annual report.

Item 4.

Principal Accountant Fees and Services.

Not applicable to a semi-annual report.

Item 5.

Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.

Schedule of Investments.

The Schedule of Investments is included as part of the report to stockholders filed under Item 1.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.

Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may submit recommendations for nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

Within 90 days prior to the filing of this report on Form N-CSR, Amy L. Domini, the registrant’s President and Principal Executive Officer, and Carole M. Laible, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness.  Based on their evaluation, Ms. Domini and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)

Not applicable to a semi-annual report.

(a)(2)

Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

(a)(3)

Not applicable to the registrant.

(b)

A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14b or Rule 15d-14(b) under the Securities Exchange Act of 1934, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the chief executive officer and the chief financial officer of the registrant is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI INSTITUTIONAL TRUST

By: /s/ Amy L. Domini

Amy L. Domini

President

Date: April 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Amy L. Domini

Amy L. Domini

President (Principal Executive Officer)

Date: April 5, 2007

By: /s/ Carole M. Laible

Carole M. Laible

Treasurer (Principal Financial Officer)

Date: April 5, 2007